Investment Advisor:

   CSI Capital Management, Inc.
     445 Bush Street, 5th Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase
or redemptions, call or write to the CSI
Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free






                          Annual Report to Shareholders



                            THE CSI EQUITY PORTFOLIO



                                   A series of
                            The World Insurance Trust
                          A "Series" Investment Company



                              For the Period Ended
                                December 31, 2002

                              CSI EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                December 31, 2002

Number                                                                  Market
of Shares         Security Description                                  Value
                  COMMON STOCKS:                  89.59%
                  BANKING:                         3.14%
      840         HSBC Holdings ADR                              $       46,183
    1,040         Ing Groep N.V. ADR                                     17,514
                                                                 --------------
                                                                         63,697
                  BEVERAGES:                       5.69%

    1,420         Heineken N.V. ADR                                      55,430
    1,425         Pepsico Inc.                                           60,164
                                                                 --------------
                                                                        115,594
                  COMPUTER AND PERIPHERALS:        2.32%
    2,550         Cisco Systems, Inc.*                                   33,405
    2,220         EMC Corp/MASS*                                         13,631
                                                                 --------------
                                                                         47,036
                  COMPUTER SOFTWARE/SERVICES:      5.40%
    1,290         Automatic Data Processing, Inc.                        50,633
      880         Microsoft Corp.*                                       45,496
    1,260         ORACLE Corporation*                                    13,608
                                                                 --------------
                                                                        109,737
                  DRUG AND MEDICAL:               10.04%
      925         Abbott Laboratories                                    37,000
      360         Aventis Spons. ADR                                     19,508
      950         Johnson & Johnson                                      51,025
      280         Merck                                                  15,851
    1,795         Pfizer Inc.                                            54,873
      980         Schering-Plough Corp.                                  21,756
      100         Takeda Chemical Industries Ltd.*                        4,000
                                                                 --------------
                                                                        204,013
                  ELECTRONICS/EQUIPMENT:           6.92%
       90         Canon Inc. ADR                                          3,316
    1,195         Emerson Electric Co.                                   60,766
    1,790         General Electric Corp.                                 43,587
       60         Kyocera Corporation                                     3,429
      200         Nintendo Co., Ltd.                                      2,370
    1,750         Nokia Corp. ADR                                        27,125
                                                                 --------------
                                                                        140,593

Number                                                                  Market
of Shares         Security Description                                  Value

                  FOOD:                            8.84%
    1,080         Diageo PLC ADR                                 $       47,304
    2,050         Groupe Danone ADR                                      54,735
      640         Nestle S.A. ADR                                        33,905
      795         William Wrigley Jr. Company                            43,630
                                                                 --------------
                                                                        179,574
                  HOUSEHOLD:                       8.43%
    2,110         Gillette                                               64,060
      900         Kimberly-Clark Corp.                                   42,723
       20         Kao Corporation ADR                                     4,410
      660         Proctor & Gamble                                       56,720
      100         Toto Ltd.                                               3,400
                                                                 --------------
                                                                        171,313
                  INSURANCE:                        .94%
    1,125         AXA ADR                                                15,131
      110         Millea Holdings, Inc.                                   3,872
                                                                 --------------
                                                                         19,003
                  MANUFACTURING:                   2.35%
      140         Fuji Photo Film Co., Ltd. ADR                           4,490
       90         Shin-Etsu Chemical Co., Ltd.*                           2,970
      650         United Technologies                                    40,261
                                                                 --------------
                                                                         47,721
                  MULTIMEDIA:                      1.33%
    1,660         Disney, Walt Co.*                                      27,075
                                                                 --------------

                  OIL:                             8.07%
      725         BP PLC ADR                                             29,471
      775         Conocophillips                                         37,502
      650         Schlumberger Ltd.                                      27,358
      975         Total Fina ADR                                         69,713
                                                                 --------------
                                                                        164,044
                  RETAIL:                         10.33%
    2,150         Borders Group Inc.*                                    34,615
    1,330         Costco Wholesale*                                      37,320
    2,050         CVS Corp.                                              51,189
    1,520         Home Depot Inc.                                        36,419
    3,260         Kroger Co.*                                            50,367
                                                                 --------------
                                                                        209,910

Number                                                                  Market
of Shares         Security Description                                  Value

                  SEMI-CONDUCTORS:                 2.99%
    2,055         Intel Corp.                                            31,997
    1,475         STMicroelectronics                                     28,777
                                                                 --------------
                                                                         60,774
                  SPECIALTY CHEMICALS:             3.22%
      530         Minnesota Mining                                       65,345
                                                                 --------------

                  TELECOMMUNICATIONS:              0.49%
      550         Vodafone Airtouch Communications                        9,966
                                                                 --------------

                  TRANSPORTATION:                  5.03%
      930         Fedex Corporation                                      50,425
      140         Honda Motor Co., Ltd.                                   2,528
      825          Union Pacific Corp.                                   49,393
                                                                 --------------
                                                                        102,346
                  UTILITIES:                       4.06%
      650         FPL Group                                              39,085
    2,325         TXU Corp.                                              43,431
                                                                 --------------
                                                                         82,516
                  TOTAL INVESTMENTS:
                  (Cost: $1,849,696)**            89.59%              1,820,257
                  Other assets, net               10.41%                211,495
                                            ------------         --------------
                  NET ASSETS                     100.00%         $    2,031,752
                                            ============         ==============

*  Non-income producing
**Cost for Federal income tax purposes is $1,849,696 and net unrealized depreciation consists of:

                  Gross unrealized appreciation                  $       74,054
                  Gross unrealized depreciation                       (103,493)
                                                                 --------------
                  Net unrealized depreciation                    $     (29,439)
                                                                 ==============

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
-------------------------------------------------------------------------------
ASSETS
 Investments at value(identified cost of $1,849,696)(Notes 1 & 3)  $ 1,820,257
 Cash                                                                  195,069

 Receivables:
   Dividends                                   $    1,940
   Due from investment advisor                     24,501
                                               ----------
                                                                         26,441
     TOTAL ASSETS                                                     2,041,767
                                                                  -------------
ACCRUED LIABILITIES                                                      10,015
                                                                  -------------
NET ASSET                                                          $  2,031,752
                                                                  =============
     NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($2,031,752 / 204,663
      shares outstanding)                                          $       9.93
                                                                  =============


     At December 31, 2002 components of net assets are:
     Beneficial interest                                           $  2,062,327
     Accumulated net realized loss on investments                       (1,136)
     Net unrealized depreciation of investments                        (29,439)
                                                                  -------------
Net assets                                                         $  2,031,752
                                                                  =============

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2002*
-------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends                                                    $       5,495
                                                                  -------------
EXPENSES
  Investment advisory fees (Note 2)                   $   4,958
  Accounting fees                                         3,071
  Custody fees                                            3,444
  Administrative services                                 3,451
  Transfer agent fees (Note 2)                            3,694
  Legal and audit fees                                    5,204
       Organizational expenses (Notes 1, 2)              73,672
       Miscellaneous                                     11,836
                                                      ---------
        Total expenses                                                  109,330
  Management fee waivers and expenses
  reimbursed (Note 2)                                                 (103,131)
                                                                   ------------

     Net expenses                                                         6,199
                                                                   ------------
     Net investment loss                                                  (704)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments                                   (1,136)
     Net decrease in unrealized appreciation on investments            (29,439)
                                                                  -------------
     Net loss on investments                                           (30,575)
                                                                  -------------
     Net decrease in net assets resulting from operations         $    (31,279)
                                                                  =============
* Commencement of operation was September 20, 2002.

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                Period ended
                                                             December 31, 2002*
                                                             ------------------
OPERATIONS
  Net investment loss                                        $            (704)
  Net realized loss on investments                                      (1,136)
  Change in unrealized appreciation of investments                     (29,439)
                                                             ------------------
   Net decrease in net assets resulting from operations                (31,279)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting from capital share
     transactions**                                                   2,063,031
                                                             ------------------
   Net increase in net assets                                         2,031,752
   Net assets at beginning of period                                          -
                                                             ------------------
NET ASSETS at the end of the period                          $        2,031,752
                                                             ==================
* Commencement of operations was September 20, 2002.
** A summary of capital share transactions follows:

                                     Period ended
                                   December 31, 2002*
                              --------------------------
                               Shares            Value
                              --------        ----------
Shares sold                    214,046        $2,156,753
Shares redeemed                (9,383)          (93,722)
                              --------        ----------
Net increase                   204,663        $2,063,031
                              ========        ==========


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------

                                                              Period ended
                                                            December 31, 2002*
                                                           --------------------
Per Share Operating Performance
Net asset value, beginning of period                            $     10.00
                                                           --------------------
Income from investment operations-
   Net investment loss                                                (0.00)1
   Net realized and unrealized loss on investments                    (0.07)
                                                           --------------------
   Total from investment operations                                   (0.07)
                                                           --------------------
Net asset value, end of period                                  $      9.93
                                                           ====================
Total Return                                                          (0.70%)
                                                           ====================
Ratios/Supplemental Data
   Net assets, end of period (000's)                            $     2,032
Ratio to average net assets (A)
   Expense ratio - net (B)                                             1.25%**
   Net investment loss                                                (0.14%) **
Portfolio turnover rate                                                1.29%

*   Commencement of operations was September 20, 2002.
** Annualized
1 Less than one cent per share.

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 20.8% for the period ended December 31, 2002.

(B) Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

December 31, 2002
-------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September, 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

     The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F. Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed and expensed by the Fund.


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of .65% of the average daily net assets of the Fund. Administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS) for an annual fee of .35% of the average daily net assets of the Fund. CSS received $3,451 for its services for the period ended December 31, 2002.

     The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2003. For the period ended December 31, 2002, the Advisor waived fees of $4,958 and the Service Providers reimbursed expenses of $24,501. As of December 31, 2002 the Fund was due $24,501 from the Service Providers, which was paid on February 10, 2003. In addition, as of December 31, 2002, the Fund incurred $73,672 of organizational expenses that was expensed by the Fund and simultaneously reimbursed by the Service Providers.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2002 was $103,131.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $3,694 for its services for the period ended December 31, 2002.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS and FSI.

NOTE 3-INVESTMENTS

         The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended December 31, 2002, were $1,871,983 and $21,151, respectively.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

         As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

            Realized long-term capital losses       $ (1,136)
            Unrealized depreciation                  (29,439)
                                                   ----------
                                                    $(30,575)

         There were no distributions to shareholders during 2002.


NOTE 5 - RECLASSIFICATION OF PERMANENT DIFFERENCES

     As a result of differing book/tax treatment of net investment loss on December 31, 2002, undistributed net investment income was increased by $704 and beneficial interest was decreased by $704. This reclassification had no effect on the net assets of the Fund.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees
The World Insurance Trust

     We have audited the accompanying statement of assets and liabilities of The CSI Equity Portfolio (a series of The World Insurance Trust), including the schedule of portfolio investments, as of December 31, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 20, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The CSI Equity Portfolio as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the period September 20, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                                Tait, Weller & Baker
Philadelphia, Pennsylvania
February 14, 2003

The World Insurance Trust
(the "Trust")

SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling (888) 826-2520.

================================= ==================== ============= ================================= ==================
Name, Address and Age(1)          Position(s) Held     Number of     Principal Occupation(s) During    Other
                                  with the Trust and   Funds in      the Past 5 Years                  Directorships by
                                  Tenure               the Trust                                       Trustees and
                                                       Overseen                                        Number of Funds
                                                                                                       in the Complex
                                                                                                       Overseen
--------------------------------- -------------------- ------------- --------------------------------- ------------------
-------------------------------------------------------------------------------------------------------------------------
Interested Trustees:
-------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------- --------------------------------- ------------------
John Pasco, III(2)                Chairman, Trustee,   1             Mr. Pasco is Treasurer and        Vontobel Funds,
(56)                              President and                      Director of Commonwealth          Inc. -- 3 Funds;
                                  Treasurer since                    Shareholder Services, Inc., the   The World Funds,
                                  March, 2002                        Trust's Administrator, since      Inc. -- 7 Funds
                                                                     1985; President and Director of
                                                                     First Dominion Capital Corp.,
                                                                     the Trust's Underwriter, since
                                                                     1987; Director and Shareholder
                                                                     of Fund Services Inc., the
                                                                     Trust's Transfer and
                                                                     Disbursing  Agent, since 1987;
                                                                     and a Shareholder of
                                                                     Commonwealth Fund Accounting,
                                                                     Inc., which provides
                                                                     bookkeeping services to the
                                                                     Portfolio, since 1994.  Mr.
                                                                     Pasco is also a certified
                                                                     public accountant.
--------------------------------- -------------------- ------------- --------------------------------- ------------------
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
-------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------- --------------------------------- ------------------
Samuel Boyd, Jr. (61)             Trustee since        1             Mr. Boyd has served as the        Vontobel Funds,
                                  April, 2002                        Manager of the Customer           Inc. --  3
                                                                     Services Operations and           Funds; The World
                                                                     Accounting Division of the        Funds, Inc. -- 7
                                                                     Potomac Electric Power Company    Funds
                                                                     since 1978.  Mr. Boyd is also a
                                                                     certified public accountant.
--------------------------------- -------------------- ------------- --------------------------------- ------------------
--------------------------------- -------------------- ------------- --------------------------------- ------------------
William E. Poist (62)             Trustee since        1             Mr. Poist has served as a         Vontobel Funds,
                                  April, 2002                        financial and tax consultant      Inc. --  3
                                                                     through his firm Management       Funds; The World
                                                                     Consulting for Professionals      Funds, Inc. -- 7
                                                                     since 1968.  Mr. Poist is also    Funds
                                                                     a certified public accountant.
================================= ==================== ============= ================================= ==================





================================= ==================== ============= ================================= ==================
Name, Address and Age(1)          Position(s) Held     Number of     Principal Occupation(s) During    Other
                                  with the Trust and   Funds in      the Past 5 Years                  Directorships by
                                  Tenure               the Trust                                       Trustees and
                                                       Overseen                                        Number of Funds
                                                                                                       in the Complex
                                                                                                       Overseen
--------------------------------- -------------------- ------------- --------------------------------- ------------------
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees (continued):
-------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------- --------------------------------- ------------------
Paul M. Dickinson (54)            Trustee since        1             Mr. Dickinson has served as       Vontobel Funds,
                                  April, 2002                        President of Alfred J.            Inc. -- 3 Funds;
                                                                     Dickinson, Inc. Realtors, since   The World Funds,
                                                                     April 1971.                       Inc. -- 7 Funds
--------------------------------- -------------------- ------------- --------------------------------- ------------------
--------------------------------- -------------------- ------------- --------------------------------- ------------------
Joseph F. Mastoloni(3)            Trustee since        1             Mr. Mastoloni has served as       Vontobel Funds,
(38)                              April, 2002                        Compliance Officer of Vontobel    Inc. --  3 Funds
                                                                     Asset Management, Inc., a
                                                                     registered investment adviser,
                                                                     since May 1994 and was
                                                                     appointed as Vice President in
                                                                     July, 1999.
--------------------------------- -------------------- ------------- --------------------------------- ------------------
-------------------------------------------------------------------------------------------------------------------------
Officers:
-------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------- --------------------------------- ------------------
F. Byron Parker, Jr. (59)         Secretary since      N/A           Mr. Parker has served as          N/A
                                  April, 2002                        Secretary of Commonwealth
                                                                     Shareholder Services, Inc., the
                                                                     Trust's Administrator, since
                                                                     1986; as Secretary of The World
                                                                     Funds, Inc., a registered
                                                                     investment company, since May,
                                                                     1997; and Secretary of Vontobel
                                                                     Funds, Inc.,  a registered
                                                                     investment company, since
                                                                     October, 1983.  He is  also a
                                                                     Partner in the law firm Parker
                                                                     and McMakin Law Group.
--------------------------------- -------------------- ------------- --------------------------------- ------------------
--------------------------------- -------------------- ------------- --------------------------------- ------------------
Leland H. Faust(4)                President of the     N/A           Mr. Faust is President of CSI     N/A
445 Bush Street,                  CSI Equity                         Capital Management, Inc., the
5th Floor                         Portfolio, since                   adviser to the CSI Equity
San Francisco, CA 94108           April, 2002                        Portfolio series of the Trust,
(55)                                                                 since 1978.  Mr. Faust is also
                                                                     a Partner in the law firm
                                                                     Taylor & Faust, since
                                                                     September, 1975.
================================= ==================== ============= ================================= ==================

     (1) Unless otherwise indicated, each trustee or officer may be contacted by writing the trustee or officer, c/o The World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229.

     (2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

     (3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the adviser to such other registered investment company.

     (4) Affiliated with the adviser to a portfolio of the Trust. Each trustee holds office for an indefinite term and until the earlier of: the Trust's next annual meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration and Certificate of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.
